TRANSACTION AND BUSINESS COMBINATION (Transaction to Cash Flow and Changes in Temporary Equity and Stockholders’ Equity) (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Less: Transaction costs paid		$ (31,160)
Less: Deferred underwriting fee paid		(6,199)
Net Proceeds From the Transaction Before Secondary Sale Amount		149,252
Accrued Direct Transaction Cost		(3,185)
Warrant Assumed as Part of Transaction		(22,791)
Payments of Reverse Recapitalization Transaction Costs, Warrants		2,750
Reverse Recapitalization, Net of Transaction Costs Before Secondary Sale Amount		126,026
Secondary sale amount	$ 68,855	68,855
PIPE Investors
Business Acquisition [Line Items]
Proceeds from Issuance of Private Placement		131,145
ION
Business Acquisition [Line Items]
Cash Acquired Through Reverse Recapitalization		$ 55,466